Note 20 - Other Liabilities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Overfunded Plan	$ 3,300	$ 3,300
Estimate of contributions expected to be paid to plan for next annual reporting period	3,300
Unfunded post-employment benefits [member]
Statement Line Items [Line Items]
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	200	(90)
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	$ 3,700	(10,800)
Unfunded post-employment benefits [member] | Actuarial assumption of discount rates [member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 7,000
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (6,200)
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Unfunded post-employment benefits [member] | Actuarial assumption of expected rates of salary increases [member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 3,400
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (3,000)
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Funded post-employment benefits [member]
Statement Line Items [Line Items]
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	$ (400)	(400)
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	$ 8,400	$ 4,100
Funded post-employment benefits [member] | Actuarial assumption of discount rates [member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 17,200
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (14,100)
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Funded post-employment benefits [member] | Actuarial assumption of expected rates of salary increases [member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,600
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 1,500
Percentage of reasonably possible decrease in actuarial assumption	1.00%